Consolidated Statements of Income and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 58,060,025	$ 53,337,278
Cost of revenue	(39,060,362)	(37,072,061)
Gross profit	18,999,663	16,265,217
Operating expenses:
Selling expenses	(7,570,575)	(5,693,125)
General and administrative expenses	(746,446,216)	(15,078,572)
Research and development expenses	(2,129,176)	(918,630)
Total operating expenses	(756,145,967)	(21,690,327)
Income (loss) from operations	(737,146,304)	(5,425,110)
Other income (loss):
Other income	669,522	427,656
Interest income	76,707	129,527
Impairment on equity investment	(159,299,092)	(3,905,776)
Interest expense	(503,719)	(530,192)
Other expense	(135,075)	(144,476)
Total other income (loss)	(159,191,657)	(4,023,261)
Profit (loss) before income tax expense	(896,337,961)	(9,448,371)
Income tax expense	(657,093)	(504,112)
Net loss from continuing business	(896,995,054)	(9,952,483)
Discontinued operation loss		(631,486)
Non-controlling interest (income) loss	317,295	40,606
Net loss attributed to shareholders	(896,677,759)	(10,543,363)
Other comprehensive income:
Foreign currency translation gain, net of income taxes	(1,465,325)	352,192
Total comprehensive income (loss)	$ (898,143,084)	$ (10,191,171)
Loss per ordinary share, basic (in Dollars per share)	$ (8.97)	$ (0.11)
Weighted average number of ordinary shares outstanding, basic (in Shares)	100,000,000	100,000,000